Document and Entity Information	12 Months Ended
	Jul. 31, 2012	May 07, 2013
Document And Entity Information
Entity Registrant Name	Viosolar Inc.
Entity Central Index Key	0001302401
Document Type	20-F
Document Period End Date	Jul 31, 2012
Amendment Flag	true
Current Fiscal Year End Date	--07-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		183,825
Amendment Description	Amendment No. 2
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Current assets:
Cash	$ 5,008	$ 98	$ 2,277
Prepaid expenses		1,325	6,521
Total current assets	5,008	1,423	8,798
Total assets	5,008	1,423	8,798
Current liabilities:
Notes payable	911,186	840,824	813,089
Loans from related parties	58,561	35,511	499
Accounts payable and accrued expenses	94,771	124,653	30,284
Accounts payable and accrued expenses - related parties	480,777	379,237	271,533
Total current liabilities	1,545,295	1,380,225	1,115,405
Total liabilities	1,545,295	1,380,225	1,115,405
Stockholders equity (deficit)
Common stock, Class A voting shares, no par value, unlimited authorized, 183,825, 183,825 and 220,000 shares issued and outstanding, July 31, 2012, 2011 and 2010, respectively, as restated for reverse stock split	147,297	147,297	147,297
Additional paid in capital	2,999,628	2,999,628	2,999,628
Deficit accumulated during the development stage	(4,687,212)	(4,525,727)	(4,253,532)
Total stockholders equity	(1,540,287)	(1,378,802)	(1,106,607)
Total liabilities and stockholders equity	$ 5,008	$ 1,423	$ 8,798

Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized
Common stock, shares issued	183,825	183,825	220,000

Statements of Operations (USD $)	12 Months Ended			96 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012
Income Statement [Abstract]
Revenues
General and administrative expenses:
Professional fees	15,012	88,775	80,175	421,387
Stock based compensation			418,280	3,068,129
Management fees	96,000	96,000	96,000	530,797
Depreciation				1,860
General and administrative expenses	18,676	30,507	70,816	524,421
Total operating expenses	129,688	215,282	665,271	4,546,594
Operating income (loss) from continuing operations	(129,688)	(215,282)	(665,271)	(4,546,594)
Other income (expense):
Interest income				1,876
Interest expense	(48,852)	(45,842)	(32,563)	(160,895)
Foreign exchange gain (loss)	17,055	(11,071)	6,732	18,401
Total other income (expense)	(31,797)	(56,913)	(25,831)	(140,618)
Income (loss) before taxes from continuing operations	(161,485)	(272,195)	(691,102)	(4,687,212)
Provision (credit) for taxes on income
Net income (loss) from continuing operations	(161,485)	(272,195)	(691,102)	(4,687,212)
(Loss) from discontinued operations, net of tax			(38,144)	(34,208)
Gain recognized on divestment of subsidiary			34,208	34,208
Net income (loss) from discontinued operation			(3,936)
Net income (loss)	(161,485)	(272,195)	(695,038)	(4,687,212)
Other comprehensive income, net of tax:
Net change in foreign currency exchange adjustments from continuing operations			(846)
Net change in foreign currency exchange adjustments from discontinued operations			(19,384)
Comprehensive income (loss)	$ (161,485)	$ (272,195)	$ (715,268)	$ (4,687,212)
Basic and diluted Earnings (loss) per common share, basic
Continuing operations	$ (0.88)	$ (1.48)	$ (3.09)
Discontinued operations	$ 0	$ 0	$ (0.02)
Weighted-average shares outstanding, basic	183,825	183,825	223,343

Statements of Cash Flows (USD $)	12 Months Ended			96 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012
Statement of Cash Flows [Abstract]
Net income (loss)	$ (161,485)	$ (272,195)	$ (695,038)	$ (4,687,212)
Adjustments to reconcile net income (loss) to cash provided (used) by development stage activities:
Non-cash management fees				10,000
Depreciation and amortization				1,860
Stock-based compensation			418,280	3,068,129
Changes in current assets and liabilities:
Prepaid expenses	1,325	5,196	(5,000)	(3,094)
Accounts payable and accrued expenses	46,020	94,369	14,265	166,611
Accounts payable and accrued expenses, related parties	96,000	107,704		203,704
Net cash flows from continuing operating activities	(18,140)	(64,926)	(267,493)	(1,239,205)
Net cash flows from discontinued operating activities			176,641	166,634
Total net cash flows from operating activities	(18,140)	(64,926)	(90,852)	(1,072,571)
Cash flows from investing activities:
Acquisition of computer equipment				(2,657)
Net cash flows from investing activities, continuing operations				(2,657)
Net cash flows from investing activities, discontinued operations			(199,121)	(160,918)
Total net cash flows from investing activities			(199,121)	(163,575)
Cash flows from financing activities:
Proceeds from sale of common stock				80,010
Change in deferred registration costs				(11,213)
Proceeds from short-term notes		19,695	6,899	111,478
Increase (decrease) in loans payable, related parties	23,050	35,012	263,139	1,072,294
Net cash flows from financing activities, continuing operations	23,050	54,707	270,038	1,252,569
Net cash flows from financing activities, discontinued operations			(9,317)	(9,317)
Total net cash flows from financing activities	23,050	54,707	260,721	1,243,252
Effect of foreign exchange on cash flows		8,040	(2,967)	(2,098)
Net cash flows	4,910	(2,179)	(32,219)	5,008
Cash and equivalents, beginning of period	98	2,277	34,496
Cash and equivalents, end of period	5,008	98	2,277	5,008
Supplemental cash flow disclosures:
Cash paid for interest
Cash paid for income taxes
Non cash transactions :
Refinance of accounts payable, related parties			93,059	93,059
Refinance of accrued interest, related parties			51,017	51,017
Refinance of loans payable, related parties			604,846	604,846
Total non cash transactions			$ 748,922	$ 748,922

Shareholders Equity (USD $)	Common Stock Class A Shares	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Accumulated Other Comprehensive Income	SubtotalBeforeNonControllingInterest	Noncontrolling Interest	Total
Beginning balance, amount at Jul. 18, 2004	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance, in shares at Jul. 18, 2004	0	0	0	0	0	0	0
Shares issued for cash and software license, shares	18,000,000
Shares issued for cash and software license, amount	80,010				80,010		80,010
Effect of reverse stock split 100:1 on June 27, 2012	(17,820,000)
Development stage net income (loss)			(542)		(542)		(542)
Ending balance, amount at Jul. 31, 2004	80,010		(542)		79,468		79,468
Ending balance, in shares at Jul. 31, 2004	180,000
Development stage net income (loss)			(12,966)		(12,966)		(12,966)
Ending balance, amount at Jul. 31, 2005	80,010		(13,508)		66,502		66,502
Ending balance, in shares at Jul. 31, 2005	180,000
Contributed services		10,000			10,000		10,000
Development stage net income (loss)			(23,666)		(23,666)		(23,666)
Ending balance, amount at Jul. 31, 2006	80,010	10,000	(37,174)		52,836		52,836
Beginning balance, in shares at Jul. 31, 2006	180,000
Deferred financing costs charged against proceeds from sale of stock	(11,213)		(11,213)		(11,213)		(11,213)
Development stage net income (loss)			(153,844)		(153,844)		(153,844)
Ending balance, amount at Jul. 31, 2007	68,797	10,000	(191,018)		(112,221)		(112,221)
Ending balance, in shares at Jul. 31, 2007	180,000
Stock-based compensation		544,067			544,067		544,067
Other comprehesive income				1,031	1,031		1,031
Development stage net income (loss)			(973,429)		(973,429)		(973,429)
Ending balance, amount at Jul. 31, 2008	68,797	554,067	(1,164,447)	1,031	(540,552)		(540,552)
Beginning balance, in shares at Jul. 31, 2008	180,000
Effect of reverse stock split 100:1 on June 27, 2012	(3,960,000)
Stock-based compensation		2,105,781			2,105,781		2,105,781
Other comprehesive income				16,291	16,291	2,908	19,199
Disposal (loss) of Energeiaki EPE, shares	4,000,000
Disposal (loss) of Energeiaki, amount	368,840				368,840	65,089	433,929
Development stage net income (loss)			(2,395,753)		(2,395,753)	1,706	(2,394,047)
Ending balance, amount at Jul. 31, 2009	437,637	2,659,848	(3,560,200)	17,322	(445,393)	69,703	(375,690)
Ending balance, in shares at Jul. 31, 2009	220,000
Effect of reverse stock split 100:1 on June 27, 2012	3,581,325
Deferred financing costs charged against proceeds from sale of stock
Shares issued for services, shares	382,500
Shares issued for services, amount	78,500	(78,500)
Stock-based compensation		418,280			418,280		418,280
Other comprehesive income				67,469	67,469	12,055	79,524
Disposal (loss) of Energeiaki EPE, shares	(4,000,000)
Disposal (loss) of Energeiaki, amount	(368,840)		34,208	(84,791)	(419,423)	(81,659)	(501,082)
Contributed services
Development stage net income (loss)			(727,540)		(727,540)	(99)	(727,639)
Ending balance, amount at Jul. 31, 2010	147,297	2,999,628	(4,253,532)		(1,106,607)		(1,106,607)
Ending balance, in shares at Jul. 31, 2010	183,825
Deferred financing costs charged against proceeds from sale of stock
Contributed services
Development stage net income (loss)			(272,195)		(272,195)		(272,195)
Ending balance, amount at Jul. 31, 2011	147,297	2,999,628	(4,525,727)		(1,378,802)		(1,378,802)
Ending balance, in shares at Jul. 31, 2011	183,825
Deferred financing costs charged against proceeds from sale of stock
Contributed services
Development stage net income (loss)			(161,485)		(161,485)		(161,485)
Ending balance, amount at Jul. 31, 2012	$ 147,297	$ 2,999,628	$ (4,687,212)		$ (1,540,287)		$ (1,540,287)
Ending balance, in shares at Jul. 31, 2012	183,825

Shareholders Equity (Parenthetical)	Jun. 27, 2012
Statement of Stockholders' Equity [Abstract]
Ratio Reverse Split to each share held	100

Note 1 - Organization and Summary of significant accounting policies	12 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 1 - Organization and Summary of significant accounting policies

Note 1 - Organization and summary of significant accounting policies:

Following is a summary of our organization and significant accounting policies:

Organization and nature of business – VioSolar Inc. (formerly Sprout Development Inc., identified in these footnotes as “we” or the Company) was incorporated on July 19, 2004, under the laws of the Province of Alberta, Canada. On June 22, 2007, we filed Articles of Amendment in the Alberta Corporate Registry to effect a name change from Sprout Development Inc. to VioSolar Inc.

We operate pursuant to the laws of the Province of Alberta, Canada. Our registered agent is in Canada, however, we do not have any offices in Canada having established a place of business in Greece, in July 24, 2008 and registering our Company with the local government to undertake business in this jurisdiction. We use a July 31 fiscal year for financial reporting purposes.

The Company was incorporated with the intention of selling access to software that delivers a web enabled, collaborative approach to child custody communications for divorced parents to foster a non-confrontational environment. We were unsuccessful in implementing that business plan, and management determined to look for other business opportunities during the fiscal year ended July 31, 2007.

On March 14, 2007 Mr. Daryl Cozac, the President and a director and Mr. Jim Balsara, the Secretary, Treasurer and a director resigned as both officers and directors. Three new directors were appointed to fill the available vacancies and appointments to the offices of President and Secretary/Treasurer were also completed. Mr. Cozac, the controlling shareholder of our Company at March 14, 2007, sold a total of 139,900 Class A common shares of the Company to Neranion Holdings Ltd. for cash consideration of $104,940. The 139,900 Class A common shares represented 78% of our then total issued and outstanding shares. Subsequent to the year ended July 31, 2007, Neranion Holdings Ltd. gifted a total of 89,900 of the Class A common shares to 44 individuals leaving Neranion Holdings Ltd. with a total of 50,000 Class A common shares. On November 26, 2008, Neranion Holdings Ltd. sold 50,000 shares of the Company’s Class A common stock, representing 28% of the total issued and outstanding shares, to Rick Walchuk, a director and officer of the Company.

Concurrent with the change of control noted above, the succeeding board of directors undertook a review of business opportunities in the European Union and determined that there was a potential market for the development of solar parks. The Company’s current business plan is to become a global marketer of solar energy.

On July 23, 2009, the Company completed the purchase of 85 percent of the outstanding shares of Energeiaki E.P.E. of Tripoli, Greece (the “E.P.E”). Upon the acquisition of E.P.E by VioSolar, the Company issued an aggregate of 40,000 shares of common stock of VioSolar. As a result, Energeiaki E.P.E became a subsidiary of the Company at that point.

Energeiaki E.P.E. operated a photovoltaic solar company based in Tripoli, Greece with one photovoltaic solar park of 100kw in operation. Energeiaki had two other parks of 100kw each under construction and six other applications at various stages of government approval representing a total of 1.1 MW.

On July 31, 2010, the Company and the 15% shareholders of E.P.E. agreed to rescind the transaction completed on July 23, 2009 and the Company canceled the 40,000 shares of VioSolar issued to E.P.E. and returned its eighty-five percent equity interest to E.P.E.’s shareholders. Subsequent to the rescission E.P.E. was no longer a related party.

On October 1, 2010 the Company entered into a Memorandum of Understanding (the “MOU”) with Mr. Konstantntinos Papadias (“Papadias”), a resident of Tyros, Greece, whereunder Papadias agreed to make available a total of 150,000 square meters of land in the Municipality of Tyros, Greece for the implementation of a Photovoltaic Park.

Our plan is to become a global marketer of electricity generated from solar energy. The plan includes the construction, management, and operation of solar energy parks. Our plans are to pursue the establishment of solar energy parks within Greece, however while we have acquired land for development we have been unable to fund such development due to the state of the Greek economy. VioSolar Inc. is pursuing cutting edge technology in the research and development of new, more cost efficient and energy efficient solar modules.

On February 27, 2012, the Board of Directors authorized the Company to implement a reverse stock split (the “Reverse Split”) of the Company’s issued and outstanding shares of Common Stock at a ratio of 1:100 and to file all required documents to the requisite regulatory authorities to implement the Reverse Split. The action was amended to amend the record date on March 23, 2012 and again June 12, 2012 which the record date was set as June 25, 2012 and the effective date as June 27, 2012, subject to FINRA approval. The effect of this reverse split has been retroactively applied to the common stock balances at July 31, 2004, and reflected in all common stock activity presented in these financial statements since that time.

Principles of presentation - The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles applicable to development stage enterprises. The financial statements have been presented in U.S. dollars, which is our functional currency. Certain items in previous years have been reclassified to conform to the current year presentation.

Basis of consolidation – The Financial Statements include the consolidated accounts of VioSolar Inc. and its subsidiary for the year ended July 31, 2009. The disposal of the subsidiary was effective July 31, 2010. Accordingly, its operations are included in 2010 operations, but all assets and liabilities have been disposed of as at July 31, 2010.

Accounting for subsidiaries – A subsidiary is an entity controlled by the Company. Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The results of the subsidiary acquired during the year ended July 31, 2009 are included in the income statement from the effective date of acquisition. Where necessary, adjustments are made to the financial statements of subsidiary to bring its accounting policies into line with those used by the Company. All intra-company transactions, balances, income and expenses are eliminated on consolidation. Minority interests in the net assets of the consolidated subsidiary are identified separately from the Company’s equity therein. Minority interests consist of the amount of those interests at the date of original business combination and the minority’s share of changes in equity since the date of the combination. Losses applicable to the minority in excess of the minority’s share of changes in equity are allocated against the interests of the Company except to the extent that the minority has a binding obligation and is able to make an additional investment to cover the losses. As stated elsewhere, the subsidiary was disposed of as of July 31, 2010.

Business combinations – All business combinations are accounted for under the purchase method. The cost of an acquisition is measured at the fair value of the assets given and liabilities incurred or assumed at the date of exchange plus costs directly attributable to the acquisition. Identifiable assets acquired and liabilities assumed in a business combination (including contingent liabilities) are measured initially at their fair values at the acquisition date, irrespective of the extent of any minority interest. The excess of the cost of acquisition over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. At July 31, 2012 we had no recorded goodwill. The interest of minority shareholders in the acquisition is initially measured at the minority’s proportion of the net fair value of the assets, liabilities and contingent liabilities recognized.

Intangible assets – There were no intangible assets at July 31, 2012. Identifiable intangible assets are recognized when the Company controls the assets, it is probable that future economic benefits attributed to the asset will flow to the Company and the cost of the asset can be reliably measured.

Foreign currency translation – The financial statements are presented in US Dollars, which is the parent Company’s functional and presentation currency. Each entity determines its own functional currency and items including in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the balance sheet date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transactions dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated. For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than US Dollars are expressed in US Dollars using exchange rates prevailing on the balance sheet date. Income and expense items and cash flows are translated at the average exchange rates for the period and exchange differences arising are recognized directly in equity.

Revenue recognition – We follow FASB standards regarding revenue recognition, which generally require that revenue be recognized when the following conditions are met:

(1)	Amounts are realized or realizable (that is, they are converted or convertible into cash or claims to cash).

(2)	Amounts are earned (that is, the activities prerequisite to obtaining benefits have been completed).

Revenue from the sale of electricity is metered automatically onsite when delivered into the power grid, and is recorded and recognized at the contractual price on a monthly basis. Payment is made by DESMIE, the Greek utility, directly into an account at our bank, which is dedicated for use in repaying bank loans.

Revenue from consulting services rendered to other entities in connection with solar licensing is recorded at the time of invoicing, but is deferred until the invoice has been finally approved by the governmental agency. This process can take six months or more. Invoices are not finally paid until such approval is received. Under Greek law, invoices, when issued, must include VAT (value added tax), and the VAT must be paid to the government regardless of whether the invoice is ultimately collected. Therefore, only the portion of the invoice applicable to revenue is reflected in the accompanying balance sheet at Deferred Revenue, while the liability for VAT is reflected as a liability.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents. Cash and cash equivalents are measured at cost.

Property, plant and equipment – Property, plant and equipment is valued at cost less accumulated depreciation and impairment losses. If the costs of certain components of an item of property, plant and equipment are significant in relation to the total cost of the item, they are accounted for and depreciated separately. Depreciation expense is recognized using the straight-line method. Costs of construction of qualifying assets, i.e. assets that require a substantial period of time to be ready for its intended use, include capitalized interest, which is amortized over the estimated useful life of the related asset. The following useful lives are assumed:

Leasehold improvements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .…… 20 years

Technical machinery & equipment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3 - 5 years

Furniture & office equipment. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3 - 5 years

Operating Leases – Operating lease rentals are charged on a straight – line basis over the term of the lease.

Fair Values – We follow FASB ASC 820-10-20 regarding determination of Fair Values. Certain assets and liabilities may from time to time be required to be valued using the principles in the FASB pronouncement. Generally, they establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy consists of three broad levels:

(1)	Level 1 inputs consist of unadjusted quoted prices in active markets for identical assets and have the highest priority;

(2)	Level 2 inputs consist of observable inputs other than the quoted prices included in Level 1;

(3)	Level 3 inputs consist of unobservable inputs and have the lowest priority. We use appropriate valuation techniques based on the available inputs to measure the fair value of assets and liabilities when required.

The hierarchy only prioritizes the inputs, not the valuation techniques that are used. The inputs used in a given valuation may fall in different levels of the hierarchy. The level in the hierarchy in which the resulting fair value measurement falls is based on the lowest level input that is significant to the overall valuation, regardless of the valuation technique(s) used. Determining whether an input is significant is a judgmental matter requiring consideration of factors specific to the asset or liability.

The Company's financial instruments, including cash, accounts receivable, accounts payable, and loans are carried at cost, which approximates their fair value because of the short-term maturity of these instruments.

Taxes on income - Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with applicable Statements of Financial Accounting Standards regarding Accounting for Income Taxes. These standards require the use of the asset/liability method of accounting for income taxes. Deferred income tax expenses and benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company provides deferred taxes for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

Net income per share of common stock – We follow FASB Statements pertaining to Earnings per Share, which require presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. Because we experienced an operating loss during the period, the calculation of diluted earnings per share did not include stock options described in Note 11, below, as the calculation would have been anti-dilutive.

Reclassification - Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations. During the fiscal year ended July 31, 2011, the Company determined to consolidate certain line items on its statements of operations to one line item entitled “General and administrative expenses”.

Note 2 - Discontinued Operations	12 Months Ended
Jul. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Note 2 - Discontinued Operations

Note 2 – Discontinued Operations:

On July 23, 2009, the Company completed the purchase of 85 percent of the outstanding shares of E.P.E, a company operating in the photovoltaic marketplace in Greece. At the date of the acquisition, E.P.E. has been in business for a period of approximately three (3) years, with revenue-generating operations from its first photovoltaic park having commenced effective September 2008, so that at the date of acquisition, E.P.E. had not yet completed a full twelve month cycle of revenue. The Company and 85% owned subsidiary E.P.E. were expected to continue to operate at a loss until such time as we are able to construct and operate a sufficient number of solar parks to allow for the generation of income adequate to cover all associated operating expenses and overhead. During the fiscal year ended July 31, 2010, the Company did not raise any funds as required to construct additional parks on existing lands and we were unable to meet the goals of increased output and revenues. As a result, at July 31, 2010 the Company and the shareholders of the minority interest in E.P.E. agreed to rescind the acquisition completed on July 23, 2009. As of July 31, 2010, the Company’s financial statements reflect the discontinuation and disposal of E.P.E.

Note 3 - Future operations	12 Months Ended
Jul. 31, 2012
Notes to Financial Statements
Note 3 - Future operations

Note 3 – Future operations:

On October 1, 2010 the Company entered into a Memorandum of Understanding (the “MOU”) with Mr. Konstantntinos Papadias (“Papadias”), a resident of Tyros, Greece, whereunder Papadias agreed to make available a total of 150,000 square meters of land in the Municipality of Tyros, Greece for the implementation of a Photovoltaic Park. The MOU further provides that:

(1)	The Company, at its sole expense, conduct research on the feasibility of the Photovoltaic Park (the “Study”) to determine the viability of the project and potential for annual electric output to be reviewed by Papadias no later than 12 months from the date of the MOU ;
(2)	Papadias allow unobstructed access to the land area for purposes of such feasibility study and provide ownership documentation, land titles and other such documentation as to confirm the land available for development free of any burden or barrier to development;

(3)	Following the completion of the Study, should the viability of the proposed Photovoltaic Park be confirmed, the parties agree to enter into a Cooperation Contract whereby the land will be subject to a long-term lease, the parties agree to cooperate to obtain any and all necessary licenses, and any and all such other terms to be negotiated at that time.

In consideration of the above noted terms, the Company agrees to pay to Papadias the sum of 100 Euros upon execution of the MOU; a further 100,000 Euros over a period of ten (10) years commencing twelve months from the original signing of the agreement; and, a royalty of 5% of any net revenues derived from any operations on the leased lands. Subsequent to the fiscal year ended July 31, 2011, the Company and Papadias amended the MOU to allow for a term of twenty-four (24) months to complete the Study and for payments to commence. The Company has as yet been unable to raise the required funding.

Note 4 - Going Concern	12 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 4 - Going Concern

Note 4 – Going Concern:

To date, we have been funding our Company by way of related party loans. We intend to complete a stock offering and/or locate suitable financing through loans or other facilities to allow us to continue as a going concern during the period of implementation of our current business plan.

At July 31, 2012, we had suffered losses from development stage activities to date approximating $4,687,000, and had negative stockholders’ equity of approximately $1,540,000, all of which raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5 - Uncertainty in Greek Economy	12 Months Ended
Jul. 31, 2012
Risks and Uncertainties [Abstract]
Note 5 - Uncertainty in Greek Economy

Note 5 – Uncertainty in Greek economy:

Uncertainty surrounding the continuing financial instability with respect to the Greek government (the “Government”) and the economy of Greece continues to raise certain doubts about the Government’s ability to perform should the Company develop photovoltaic parks in Greece and look to enter into Power Purchase Agreements with the Government. Under current economic conditions, the ability of the Greek government to effectively perform under any contracts which could be negotiated in the future remains unknown. The Company has not yet entered into negotiations with respect to potential, future energy production and therefore we have not yet determined the impact this uncertainly may have on these financial statements, and as such, the financial statements do not include any adjustments that might result from the outcome of this uncertainty. The Company has been unable, due to the current state of the economy in Greece to raise any funds to develop its project.

Note 6 - Prepaid Expense	12 Months Ended
Jul. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Note 6 - Prepaid Expense	Note 6 – Prepaid Expense: A summary of prepaid expense as of July 31, 2012, 2011 and 2010 is as follows:
	2012	2011	2010
Lease deposit	$-	$1,325	$1,325
Others	-	-	5,196
	$-	$1,325	$6,521

Note 7 - Commitments	12 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Note 7 - Commitments

Note 7 – Commitments:

Effective September 15, 2008, the Company entered into a two (2) year lease for office space in a property located in Athens, Greece. The lease called for monthly rent in the amount of $3,365 (€2,540) plus applicable taxes and was to expire September 14, 2010. During the fiscal year 2009, the Company paid a total of $27,983 (€20,320) plus applicable taxes and utilities. The lease was terminated on April 14, 2009.

On April 15, 2009, the Company entered into a four (4) year lease agreement for office space in a property located in Athens, Greece. The lease calls for monthly rent in the amount of $1,439 (€1,000) plus applicable taxes, increasing to €1,150 in year 2 and escalating by 5% per annum for the final two years. The lease commenced on May 1, 2009 and expires on April 30, 2013. The lease was terminated on May 1, 2012.

During the fiscal year ended July 31 the Company recorded rent expenses in the amount of $10,550 (2012), $17199 (2011) and $18,188 (2010).

Note 8 - Notes Payable	12 Months Ended
Jul. 31, 2012
Debt Disclosure [Abstract]
Note 8 - Notes Payable

Note 8 – Notes payable:

A summary of notes payable as of July 31 are as follows:

	2012	2011	2010
Christos Grigoriou	$-	$-	$64,167
Sariona Investments Ltd.	-	91,902	-
Various third parties	911,186	748,922	748,922
	$911,186	$840,824	$813,089

On June 23, 2008, we borrowed US $64,167 (€50,000) from Mr. Christos Grigoriou, a resident of Trikala, Greece. The loan was due and payable in full on May 23, 2010, bore interest at 10% per annum payable at maturity, and was unsecured. Upon maturity, the term of the loan was extended for an additional year on the same terms. On March 23, 2011, Mr. Grigoriou assigned his outstanding note receivable for US$71,955 (€50,000) plus accumulated interest to March 23, 2011 in the amount of US$19,947 (€13,861) to Sariona Investments Ltd. On April 25, 2012, Sariona Investments Ltd assigned the outstanding note receivable for US$82,427 (€63,861) plus accumulated interest to April 27, 2012 in the amount of US$8,974 to a third party. The note is due on demand, bears interest at 5% per annum and is unsecured.

On July 31, 2010 Mr. Rick Walchuk, Mr. Michael Soursos and Bruca Trading Ltd. entered into Assignment and Assumption Agreements with several third parties whereby they assigned the following amounts due and payable to each of them to the third parties (Refer to Note 11 – Related Party Transactions):

Rick Walchuk	$619,863
Michael Soursos	93,059
Bruca Trading Ltd.	36,000
$748,922

As a result these amounts were reclassified on the Company’s balance sheet from Loans Payable – Related Parties and Accounts Payable – related parties to Notes Payable. The notes are due on demand, bear interest at 5% per annum and are unsecured. As of July 31, 2011, the Company accrued interest expense $37,446 reflected on the Company’s balance sheets as accounts payable and accrued expense.

On April 27, 2012, the Company assigned Assignments and Assumption Agreements between the vendors and a third party. Under those agreements, accumulated amount of US$70,863 (€54,871) was assigned. The note is due on demand, bears interest at 5% per annum and is unsecured.

As of July 31, 2012, the Company accrued interest expense $45,470 ($40,508 – 2011) ($15,184 – 2010) reflected on the Company’s balance sheets as accounts payable and accrued expense.

Note 9 - Taxes on Income	12 Months Ended
Jul. 31, 2012
Schedule of Investments [Abstract]
Note 9 - Taxes on Income

Note 9– Taxes on Income:

We follow applicable Statements of Financial Accounting Standards regarding Accounting for Income Taxes. Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. The Company is subject to income taxes in Canada and Greece.

No net provision for Canadian or Greek income taxes has been made in the accompanying statement of operations because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

For the year ended July 31, 2012 the Company is subject to income taxes in Canada and Greece.

The provision for refundable Canadian income tax consists of the following:

	Year Ended	Year Ended	Year Ended
	July 31, 2012	July 31, 2011	July 31, 2010
Refundable Canadian income tax attributable to:
Current operations	$48,215	$75,093	$181,362
Timing differences, Stock based compensation	-	-	(142,215)
Less, Change in valuation allowance	(48,215)	(75,093)	(39,147)
Net refundable amount	$-	$-	$-

The provision for refundable Greek income tax consists of the following:

	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2010
Refundable Greek income tax attributable to:
Current operations	$4,300	$12,800	$39,300
Nondeductible expenses	-	-	-
Less, Change in valuation allowance	(4,300)	(12,800)	(39,300)
Net refundable amount	$-	$-	$-

The cumulative tax effect at the expected rates in Canada and Greece for significant items comprising our net deferred tax amounts as of July 31, 2012, 2011 and 2010 are as follows:

	July 31, 2012		July 31, 2011		July 31, 2010
	Canada Expected rate 34%	Greece Expected rate 20%	Canada Expected rate 34%	Greece Expected rate 25%	Canada Expected rate 34%	Greece Expected rate 25%
Deferred tax asset attributable to:
Net operating loss carryover	$248,860	$223,554	$200,645	$218,800	$125,552	$206,000
Less, Valuation allowance	(248,860)	(223,554)	(200,645)	(218,800)	(125,552)	(206,000)
Net deferred tax asset	$-	$-	$-	$-	$-	$-

At July 31, 2012, the Company has the following estimated operating losses by segment:

	July 31, 2012		July 31, 2011		July 31, 2010
	Canada	Greece	Canada	Greece	Canada	Greece
Operating Loss	$139,991	$21,494	$220,862	$51,343	$115,137	$158,531

At July 31, 2012, we have approximately $731,940 of net operating loss carry-forwards in Canada available to reduce taxable income in futures years, which expire beginning in 2024.

At July 31, 2012, we have approximately $898,515 of future losses for tax purposes in Greece which are available to reduce taxable income in future periods. In general, operating losses may be carried forward for five years in Greece.

Tax years that remain subject to examination are years ended July 31, 2010, 2011, and 2012 for Canada and 2010, 2011 and 2012 for Greece.

Note 10 - Issuance of shares and warrants	12 Months Ended
Jul. 31, 2012
Equity [Abstract]
Note 10 - Issuance of shares and warrants

Note 10 – Issuance of shares and warrants:

As of July 31, 2012, the Company had issued shares of its Class A, voting, no par value common stock, as adjusted for the 2012 reverse split, as follows:

Date	Description	Shares	Price Per Share	Amount
07/19/04	Shares issued for cash and software license*	139,900	$0. 0000715	$10
07/19/04	Shares issued for cash and software license*	100	0. 0000715	-
07/21/04	Shares issued for cash	18,750	2	37,500
07/23/04	Shares issued for cash	13,000	2	26,000
07/26/04	Shares issued for cash	6,250	2	12,500
07/28/04	Shares issued for cash	2,000	2	4,000
07/31/07	Deferred registration costs charged against proceeds	-	-	(11,213)
07/23/09	Shares issued for acquisition	40,000	9.221	368,840
08/25/09	Shares issued under stock option/awards plan**	3,325	20	66,500
02/01/10	Shares issued under stock option/awards plan	500	24	12,000
07/31/10	Shares canceled upon disposal	(40,000)		(368,840)
07/31/12	Cumulative Totals	183,825		$147,297

* Restricted shares issued to officers of the Company were subscribed and issued at July 31, 2004, but not paid. The subscriptions were fully paid on September 9, 2004. Pursuant to EITF Abstract 85-1, the issuance of the shares has been recorded at July 31, 2004. In connection with the issuance of these shares, we also received an exclusive software license for a divorced-parent, child-time-management software concept. We have determined that the software license had no fair value at the time of issuance. Moreover, SEC rules dictate that transfers of non-monetary assets to a company by its promoters or shareholders in exchange for stock prior to or at the time of the Company's initial public offering should be recorded at the transferors' historical cost basis determined under generally accepted accounting principles. Therefore, since the shareholders had no cost basis in the license, capital stock has been credited only in the amount of the cash received.

**On May 26, 2010 a further 372,500 shares were earned under the Company’s 2008 and 2009 stock awards plan. As at July 31, 2011, the shares remain un-issued, however, the earned value of the awards totaling $606,500 has been recorded and expensed as stock based compensation during each of the applicable fiscal years as follows: $24,938 during the fiscal year ended July 31, 2008; $300,696 during the fiscal year ended July 31, 2009 and $280,866 during the fiscal year ended July 31, 2010.

In connection with the sale of 40,000 shares for cash noted above, we also issued 40,000 warrants to the same purchaser. The warrants became effective on August 17, 2005, concurrent with the effective date of the Form F-1 that we filed, and expired one year later. They allowed the holder to purchase 1 share of common stock for each 2 warrants tendered, at a price of $10 per share. Under certain circumstances, based on the performance of our stock on the open market, we could have redeemed the warrants for $0.01 per share. At the time of issuance, management determined that the warrants did not have any fair market value. None of the warrants were exercised by their expiration date, and thus expired unexercised on August 17, 2006.

On July 31, 2010, the Company rescinded its acquisition of E.P.E. and cancelled the 40,000 shares of its common issued to E.P.E. previously.

On February 27, 2012, the Board of Directors authorized the Company to implement a reverse stock split (the “Reverse Split”) of the Company’s issued and outstanding shares of Common Stock at a ratio of 1:100 and to file all required documents to the requisite regulatory authorities to implement the Reverse Split. The action was amended to amend the record date on March 23, 2012 and again June 12, 2012 which the record date was set as June 25, 2012 and the effective date as June 27, 2012, subject to FINRA approval. The effect of this reverse split has been retroactively applied to the common stock balances at July 31, 2004, and reflected in all common stock activity presented in these financial statements since that time.

As of July 31, 2012, the Company had a total of 183,825 shares of its Class A, voting, no par value common stock issued and outstanding.

We are also authorized to issue an unlimited number of Class B voting common shares, Class C non-voting common shares, and Class D non-voting common shares, and 5,000,000 shares of Class E non-voting preferred shares. None of these other classes of shares had been issued at the date of the financial statements.

Note 11 - Stock options and stock awards	12 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Note 11 - Stock options and stock awards

Note 11 – Stock options and stock awards:

Stock Options and Stock Awards

In the fiscal year ending July 31, 2007, the Company’s Board of Directors and shareholders approved the Company’s Stock Option and Stock Award Plan [the “2007 Plan”] for up to 27,000 options. The 2007 Plan provides for the granting of restricted stock awards and options to purchase common stock in the Company to officers, directors, employees, and consultants. Pursuant to the 2007 Plan, options are granted at $225 and have a term not to exceed five years. All options and awards are subject to vesting over a two year period from the date of grant with an 50% of the total number of options granted vesting on each of the one and two year anniversary of the original grant date. On May 26, 2009, the Company’s Board of Directors approved, and on September 2009 the shareholders approved, that the stock options as previously granted under the 2007 Plan were to be re-priced at $40 per share, which action was undertaken. Each of the Company’s named executive officers, Mr. Walchuk and Mr. Soursos, were granted a total of 5,000 five year stock options effective May 26, 2008 vesting as to 2,500 shares on the first anniversary of the grant date and 2,500 shares on the second anniversary of the grant date. Concurrent with the re-pricing of the options granted under the 2007 Plan, a total of 5,000 stock options granted to each of Mr. Walchuk and Mr. Soursos are available for exercise at $40 share until May 25, 2013.

On May 26, 2009, the Company’s Board of Directors approved the Company’s 2009 Stock Option and Stock Award Plan [the “2009 Plan”] providing for 27,000 options. The Plan was subsequently approved by shareholders in September 2009. The 2009 Plan is intended to further align the interests of employees, consultants and directors with those of the shareholders by providing incentive compensation opportunities tied to the performance of the Common. The Plan is also intended to advance the interests of the Company and its shareholders by attracting, retaining and motivating key personnel upon whose judgment, initiative and effort the successful conduct of the Company’s business is largely dependent. Pursuant to the 2009 Plan, the pricing of options is left to the discretion of the appointed administrator.. The following table summarizes information concerning stock options outstanding as of July 31, 2012:

For the years ended
	July 31, 2012		July 31, 2011		July 31, 2010
	Shares	Weighted Average Exercise Price $	Shares	Weighted Average Exercise Price $	Shares	Weighted Average Exercise Price $
Outstanding at beginning of the year	20,150	40	20,150	40	20,150	40
Granted	-	-	-	-
Exercised	-	-	-	-
Expired or cancelled	-	-	-	-
Outstanding at end of year	20,150	40	20,150	40	20,150	40

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Subject to Exercise
$40	15,650	0.81	15,650
$40	4,500	1.81	4,500
Total	20,150	1.04	20,150

If not previously exercised or canceled, options outstanding at July 31, 2012 will expire as follows:

	Range of Exercise Prices		Weighted Average Exercise
	High	Low	Shares	Price
Year Ending July 31, 2013	$40	$40	15,650	$40
Year Ending July 31, 2014	$40	$40	4,500	$40

Valuation Assumptions

The Company uses the Black-Scholes option-pricing model (“Black-Scholes model”) to determine the fair value of stock options as of the grant date. The fair value of stock options under the Black-Scholes model requires management to make assumptions regarding projected employee stock option exercise behaviors, risk-free interest rates, volatility of the Company’s stock price and expected dividends.

The expense recognized for options granted under the 2007 Plan is equal to the fair value of stock options as of the grant date. The following table presents the range of the weighted average fair value of options granted to directors and employees and the related assumptions used in the Black-Scholes model for stock option grants made during fiscal years 2009, 2008 and 2007:

	Options Granted
	2012	2011	2009	2008
Fair value of options granted	-	-	$20	$180
Assumptions used:
Expected life (years) (1)	-	-	2.50 – 3.00	1.50 – 3.50
Risk free interest rate (2)	-	-	2.30%	2.43% - 2.69%
Volatility (3)	-	-	199.91%	120.02%
Dividend yield (4)	-	-	0.00%	0.00%

(1)	Expected life: The expected term of options granted is determined using the “shortcut” method allowed by SAB No.107. Under this approach, the expected term is presumed to be the mid-point between the vesting date and the end of the contractual term.
(2)	Risk-free interest rate: The rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected life of the options.

(3)	Volatility: The expected volatility of the Company’s common stock is calculated by using the historical daily volatility of the Company’s stock price calculated over a period of time representative of the expected life of the options.
(4)	Dividend yield: The dividend yield rate is not considered in the model, as the Company has not established a dividend policy for the stock.

Note 12 - Related party transactions	12 Months Ended
Jul. 31, 2012
Related Party Transactions [Abstract]
Note 12 - Related party transactions

Note 12 – Related party transactions:

During the fiscal year ended July 31, 2012, Mr. Rick Walchuk, a Director of the Company advanced funds in the amount of $23,050 for the Company’s operations. As at July 31, 2011 the Company owed Mr. Walchuk an amount totaling $58,179 (2011 – $35,129), which is included on the Company’s balance sheet as loans payable – related party. On July 31, 2008, the Board of Directors approved a series of promissory notes in respect of funds advanced by Mr. Walchuk for operations bearing interest at 5% per annum. As a result of the agreements, the Company has accrued interest expenses totaling in the amount of $3,378 (2011 - $822) in respect of amounts advanced to the close of the fiscal year, which amount on the Company’s balance sheet as Accounts payable – related party.

During the fiscal year ended July 31, 2012, the Company accrued management fees totaling $96,000 ($96,000 – 2011) to two directors of the Company, being Rick Walchuk and Michael Soursos. The Company did not make any cash payments to either director, leaving an amount of $325,000 owing to Mr. Walchuk and an amount of $72,000 owing to Mr. Soursos on the Company’s balance sheet as Accounts payable – related party.

During fiscal year ended July 31, 2010 the Company accrued invoices for services totaling $10,882 (2009 - $34,798) from a Company for which a former director acts as a consultant. The Company did not make any cash payments. The total amount of $77,415 is included on the Company’s balance sheet as Accounts payable – related party.

Note13 - New accounting pronouncements	12 Months Ended
Jul. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Note13 - New accounting pronouncements

Note 13 - New accounting pronouncements:

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment,” intended to simplify how an entity tests goodwill for impairment. The guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment will determine whether a quantitative impairment test must be performed. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted. This ASU will be effective for the Company beginning on September 29, 2012. The adoption of this ASU is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In November 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Offsetting, otherwise known as netting, is the presentation of assets and liabilities as a single net amount in the statement of financial position (balance sheet). An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. This ASU will be effective for the Company beginning on September 28, 2013. The adoption of this ASU is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In July 2012, the FASB issued ASU 2012-02, “Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment.” ASU 2012-02 amends the guidance in Accounting Standards Codification (“ASC”) 350-302 on testing indefinite-lived intangible assets, other than goodwill, for impairment by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. In addition, ASU 2012-02 does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. This ASU will be effective for the Company beginning on September 29, 2012. The adoption of this ASU is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

Note 14 - Other events	12 Months Ended
Jul. 31, 2012
Subsequent Events [Abstract]
Note 14 - Other events

Note 14 - Other events:

Subsequent to the period covered by this report, the Company has further extended the agreement with Papadias for a further year. The Company will be required to perform under the contract by October 31, 2013.

On December 14, 2012, the Company received notice from the Alberta Securities Commission that the Alberta Securities Commission had determined that the Company had met the requirements in Multi-Lateral Instrument 51-105 and was therefore designated by the Alberta Securities Commission as an “OTC Reporting Issuer in Alberta”. Concurrent with the notice the Alberta Securities Commission issued a cease trade order whereby no trading of securities of the Company may take place in the Province of Alberta. The Company intends to review the policies and to make all required filings.

In accordance with FASB pronouncements regarding subsequent events, we have evaluated subsequent events through May 7, 2013, and we believe there are no subsequent events required to be disclosed pursuant to this pronouncement.

Note 1 - Organization and Summary of significant accounting policies (Policies)	12 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and nature of business

Organization and nature of business – VioSolar Inc. (formerly Sprout Development Inc., identified in these footnotes as “we” or the Company) was incorporated on July 19, 2004, under the laws of the Province of Alberta, Canada. On June 22, 2007, we filed Articles of Amendment in the Alberta Corporate Registry to effect a name change from Sprout Development Inc. to VioSolar Inc.

We operate pursuant to the laws of the Province of Alberta, Canada. Our registered agent is in Canada, however, we do not have any offices in Canada having established a place of business in Greece, in July 24, 2008 and registering our Company with the local government to undertake business in this jurisdiction. We use a July 31 fiscal year for financial reporting purposes.

The Company was incorporated with the intention of selling access to software that delivers a web enabled, collaborative approach to child custody communications for divorced parents to foster a non-confrontational environment. We were unsuccessful in implementing that business plan, and management determined to look for other business opportunities during the fiscal year ended July 31, 2007.

On March 14, 2007 Mr. Daryl Cozac, the President and a director and Mr. Jim Balsara, the Secretary, Treasurer and a director resigned as both officers and directors. Three new directors were appointed to fill the available vacancies and appointments to the offices of President and Secretary/Treasurer were also completed. Mr. Cozac, the controlling shareholder of our Company at March 14, 2007, sold a total of 139,900 Class A common shares of the Company to Neranion Holdings Ltd. for cash consideration of $104,940. The 139,900 Class A common shares represented 78% of our then total issued and outstanding shares. Subsequent to the year ended July 31, 2007, Neranion Holdings Ltd. gifted a total of 89,900 of the Class A common shares to 44 individuals leaving Neranion Holdings Ltd. with a total of 50,000 Class A common shares. On November 26, 2008, Neranion Holdings Ltd. sold 50,000 shares of the Company’s Class A common stock, representing 28% of the total issued and outstanding shares, to Rick Walchuk, a director and officer of the Company.

Concurrent with the change of control noted above, the succeeding board of directors undertook a review of business opportunities in the European Union and determined that there was a potential market for the development of solar parks. The Company’s current business plan is to become a global marketer of solar energy.

On July 23, 2009, the Company completed the purchase of 85 percent of the outstanding shares of Energeiaki E.P.E. of Tripoli, Greece (the “E.P.E”). Upon the acquisition of E.P.E by VioSolar, the Company issued an aggregate of 40,000 shares of common stock of VioSolar. As a result, Energeiaki E.P.E became a subsidiary of the Company at that point.

Energeiaki E.P.E. operated a photovoltaic solar company based in Tripoli, Greece with one photovoltaic solar park of 100kw in operation. Energeiaki had two other parks of 100kw each under construction and six other applications at various stages of government approval representing a total of 1.1 MW.

On July 31, 2010, the Company and the 15% shareholders of E.P.E. agreed to rescind the transaction completed on July 23, 2009 and the Company canceled the 40,000 shares of VioSolar issued to E.P.E. and returned its eighty-five percent equity interest to E.P.E.’s shareholders. Subsequent to the rescission E.P.E. was no longer a related party.

On October 1, 2010 the Company entered into a Memorandum of Understanding (the “MOU”) with Mr. Konstantntinos Papadias (“Papadias”), a resident of Tyros, Greece, whereunder Papadias agreed to make available a total of 150,000 square meters of land in the Municipality of Tyros, Greece for the implementation of a Photovoltaic Park.

Our plan is to become a global marketer of electricity generated from solar energy. The plan includes the construction, management, and operation of solar energy parks. Our plans are to pursue the establishment of solar energy parks within Greece, however while we have acquired land for development we have been unable to fund such development due to the state of the Greek economy. VioSolar Inc. is pursuing cutting edge technology in the research and development of new, more cost efficient and energy efficient solar modules.

On February 27, 2012, the Board of Directors authorized the Company to implement a reverse stock split (the “Reverse Split”) of the Company’s issued and outstanding shares of Common Stock at a ratio of 1:100 and to file all required documents to the requisite regulatory authorities to implement the Reverse Split. The action was amended to amend the record date on March 23, 2012 and again June 12, 2012 which the record date was set as June 25, 2012 and the effective date as June 27, 2012, subject to FINRA approval. The effect of this reverse split has been retroactively applied to the common stock balances at July 31, 2004, and reflected in all common stock activity presented in these financial statements since that time.

Principles of presentation

Principles of presentation - The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles applicable to development stage enterprises. The financial statements have been presented in U.S. dollars, which is our functional currency. Certain items in previous years have been reclassified to conform to the current year presentation.

Basis of consolidation

Basis of consolidation – The Financial Statements include the consolidated accounts of VioSolar Inc. and its subsidiary for the year ended July 31, 2009. The disposal of the subsidiary was effective July 31, 2010. Accordingly, its operations are included in 2010 operations, but all assets and liabilities have been disposed of as at July 31, 2010.

Accounting for subsidiaries

Accounting for subsidiaries – A subsidiary is an entity controlled by the Company. Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The results of the subsidiary acquired during the year ended July 31, 2009 are included in the income statement from the effective date of acquisition. Where necessary, adjustments are made to the financial statements of subsidiary to bring its accounting policies into line with those used by the Company. All intra-company transactions, balances, income and expenses are eliminated on consolidation. Minority interests in the net assets of the consolidated subsidiary are identified separately from the Company’s equity therein. Minority interests consist of the amount of those interests at the date of original business combination and the minority’s share of changes in equity since the date of the combination. Losses applicable to the minority in excess of the minority’s share of changes in equity are allocated against the interests of the Company except to the extent that the minority has a binding obligation and is able to make an additional investment to cover the losses. As stated elsewhere, the subsidiary was disposed of as of July 31, 2010.

Business combinations

Business combinations – All business combinations are accounted for under the purchase method. The cost of an acquisition is measured at the fair value of the assets given and liabilities incurred or assumed at the date of exchange plus costs directly attributable to the acquisition. Identifiable assets acquired and liabilities assumed in a business combination (including contingent liabilities) are measured initially at their fair values at the acquisition date, irrespective of the extent of any minority interest. The excess of the cost of acquisition over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. At July 31, 2012 we had no recorded goodwill. The interest of minority shareholders in the acquisition is initially measured at the minority’s proportion of the net fair value of the assets, liabilities and contingent liabilities recognized.

Intangible assets

Intangible assets – There were no intangible assets at July 31, 2012. Identifiable intangible assets are recognized when the Company controls the assets, it is probable that future economic benefits attributed to the asset will flow to the Company and the cost of the asset can be reliably measured.

Foreign currency translation

Foreign currency translation – The financial statements are presented in US Dollars, which is the parent Company’s functional and presentation currency. Each entity determines its own functional currency and items including in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the balance sheet date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transactions dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated. For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than US Dollars are expressed in US Dollars using exchange rates prevailing on the balance sheet date. Income and expense items and cash flows are translated at the average exchange rates for the period and exchange differences arising are recognized directly in equity.

Revenue recognition

Revenue recognition – We follow FASB standards regarding revenue recognition, which generally require that revenue be recognized when the following conditions are met:

(1)	Amounts are realized or realizable (that is, they are converted or convertible into cash or claims to cash).

(2)	Amounts are earned (that is, the activities prerequisite to obtaining benefits have been completed).

Revenue from the sale of electricity is metered automatically onsite when delivered into the power grid, and is recorded and recognized at the contractual price on a monthly basis. Payment is made by DESMIE, the Greek utility, directly into an account at our bank, which is dedicated for use in repaying bank loans.

Revenue from consulting services rendered to other entities in connection with solar licensing is recorded at the time of invoicing, but is deferred until the invoice has been finally approved by the governmental agency. This process can take six months or more. Invoices are not finally paid until such approval is received. Under Greek law, invoices, when issued, must include VAT (value added tax), and the VAT must be paid to the government regardless of whether the invoice is ultimately collected. Therefore, only the portion of the invoice applicable to revenue is reflected in the accompanying balance sheet at Deferred Revenue, while the liability for VAT is reflected as a liability.

Use of estimates

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents. Cash and cash equivalents are measured at cost.

Property, plant and equipment

Property, plant and equipment – Property, plant and equipment is valued at cost less accumulated depreciation and impairment losses. If the costs of certain components of an item of property, plant and equipment are significant in relation to the total cost of the item, they are accounted for and depreciated separately. Depreciation expense is recognized using the straight-line method. Costs of construction of qualifying assets, i.e. assets that require a substantial period of time to be ready for its intended use, include capitalized interest, which is amortized over the estimated useful life of the related asset. The following useful lives are assumed:

Leasehold improvements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .…… 20 years

Technical machinery & equipment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3 - 5 years

Furniture & office equipment. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3 - 5 years

Operating leases	Operating Leases – Operating lease rentals are charged on a straight – line basis over the term of the lease.
Fair values

Fair Values – We follow FASB ASC 820-10-20 regarding determination of Fair Values. Certain assets and liabilities may from time to time be required to be valued using the principles in the FASB pronouncement. Generally, they establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy consists of three broad levels:

(1)	Level 1 inputs consist of unadjusted quoted prices in active markets for identical assets and have the highest priority;

(2)	Level 2 inputs consist of observable inputs other than the quoted prices included in Level 1;

(3)	Level 3 inputs consist of unobservable inputs and have the lowest priority. We use appropriate valuation techniques based on the available inputs to measure the fair value of assets and liabilities when required.

The hierarchy only prioritizes the inputs, not the valuation techniques that are used. The inputs used in a given valuation may fall in different levels of the hierarchy. The level in the hierarchy in which the resulting fair value measurement falls is based on the lowest level input that is significant to the overall valuation, regardless of the valuation technique(s) used. Determining whether an input is significant is a judgmental matter requiring consideration of factors specific to the asset or liability.

The Company's financial instruments, including cash, accounts receivable, accounts payable, and loans are carried at cost, which approximates their fair value because of the short-term maturity of these instruments.

Taxes on income

Taxes on income - Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with applicable Statements of Financial Accounting Standards regarding Accounting for Income Taxes. These standards require the use of the asset/liability method of accounting for income taxes. Deferred income tax expenses and benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company provides deferred taxes for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

Net income per share of common stock

Net income per share of common stock – We follow FASB Statements pertaining to Earnings per Share, which require presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. Because we experienced an operating loss during the period, the calculation of diluted earnings per share did not include stock options described in Note 11, below, as the calculation would have been anti-dilutive.

Reclassification

Reclassification - Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations. During the fiscal year ended July 31, 2011, the Company determined to consolidate certain line items on its statements of operations to one line item entitled “General and administrative expenses”.

Note 6 - Prepaid Expense (Tables)	12 Months Ended
Jul. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses
	2012	2011	2010
Lease deposit	$-	$1,325	$1,325
Others	-	-	5,196
	$-	$1,325	$6,521

Note 8 - Notes Payable (Tables)	12 Months Ended
Jul. 31, 2012
Debt Disclosure [Abstract]
Schedule of notes payable
	2012	2011	2010
Christos Grigoriou	$-	$-	$64,167
Sariona Investments Ltd.	-	91,902	-
Various third parties	911,186	748,922	748,922
	$911,186	$840,824	$813,089

Schedule of assigned debt
Rick Walchuk	$619,863
Michael Soursos	93,059
Bruca Trading Ltd.	36,000
$748,922

Note 9 - Taxes on Income (Tables)	12 Months Ended
Jul. 31, 2012
Schedule of Investments [Abstract]
Schedule of Canadian refundable income tax
	Year Ended	Year Ended	Year Ended
	July 31, 2012	July 31, 2011	July 31, 2010
Refundable Canadian income tax attributable to:
Current operations	$48,215	$75,093	$181,362
Timing differences, Stock based compensation	-	-	(142,215)
Less, Change in valuation allowance	(48,215)	(75,093)	(39,147)
Net refundable amount	$-	$-	$-

Schedule of Greek refundable income tax
	Year Ended July 31, 2012	Year Ended July 31, 2011	Year Ended July 31, 2010
Refundable Greek income tax attributable to:
Current operations	$4,300	$12,800	$39,300
Nondeductible expenses	-	-	-
Less, Change in valuation allowance	(4,300)	(12,800)	(39,300)
Net refundable amount	$-	$-	$-

Schedule of Deferred Tax amounts
	July 31, 2012		July 31, 2011		July 31, 2010
	Canada Expected rate 34%	Greece Expected rate 20%	Canada Expected rate 34%	Greece Expected rate 25%	Canada Expected rate 34%	Greece Expected rate 25%
Deferred tax asset attributable to:
Net operating loss carryover	$248,860	$223,554	$200,645	$218,800	$125,552	$206,000
Less, Valuation allowance	(248,860)	(223,554)	(200,645)	(218,800)	(125,552)	(206,000)
Net deferred tax asset	$-	$-	$-	$-	$-	$-

Schedule of Operating Losses
	July 31, 2012		July 31, 2011		July 31, 2010
	Canada	Greece	Canada	Greece	Canada	Greece
Operating Loss	$139,991	$21,494	$220,862	$51,343	$115,137	$158,531

Note 10 - Issuance of shares and warrants (Tables)	12 Months Ended
Jul. 31, 2012
Equity [Abstract]
Schedule of Stockholder's Equity
Date	Description	Shares	Price Per Share	Amount
07/19/04	Shares issued for cash and software license*	139,900	$0. 0000715	$10
07/19/04	Shares issued for cash and software license*	100	0. 0000715	-
07/21/04	Shares issued for cash	18,750	2	37,500
07/23/04	Shares issued for cash	13,000	2	26,000
07/26/04	Shares issued for cash	6,250	2	12,500
07/28/04	Shares issued for cash	2,000	2	4,000
07/31/07	Deferred registration costs charged against proceeds	-	-	(11,213)
07/23/09	Shares issued for acquisition	40,000	9.221	368,840
08/25/09	Shares issued under stock option/awards plan**	3,325	20	66,500
02/01/10	Shares issued under stock option/awards plan	500	24	12,000
07/31/10	Shares canceled upon disposal	(40,000)		(368,840)
07/31/12	Cumulative Totals	183,825		$147,297

Note 11 - Stock options and stock awards (Tables)	12 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity
For the years ended
	July 31, 2012		July 31, 2011		July 31, 2010
	Shares	Weighted Average Exercise Price $	Shares	Weighted Average Exercise Price $	Shares	Weighted Average Exercise Price $
Outstanding at beginning of the year	20,150	40	20,150	40	20,150	40
Granted	-	-	-	-
Exercised	-	-	-	-
Expired or cancelled	-	-	-	-
Outstanding at end of year	20,150	40	20,150	40	20,150	40

Schedule of outstanding options
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Subject to Exercise
$40	15,650	0.81	15,650
$40	4,500	1.81	4,500
Total	20,150	1.04	20,150

Range exercise prices, stock options
	Range of Exercise Prices		Weighted Average Exercise
	High	Low	Shares	Price
Year Ending July 31, 2013	$40	$40	15,650	$40
Year Ending July 31, 2014	$40	$40	4,500	$40

Schedule of Valuation assumptions
	Options Granted
	2012	2011	2009	2008
Fair value of options granted	-	-	$20	$180
Assumptions used:
Expected life (years) (1)	-	-	2.50 – 3.00	1.50 – 3.50
Risk free interest rate (2)	-	-	2.30%	2.43% - 2.69%
Volatility (3)	-	-	199.91%	120.02%
Dividend yield (4)	-	-	0.00%	0.00%

Note 1 - Organization and Summary of significant accounting policies (Details Narrative) (USD $)	Jul. 31, 2012	Jun. 27, 2012	Oct. 01, 2010 sqm	Jul. 31, 2010	Jul. 23, 2009 kW MW	Nov. 26, 2008	Jul. 31, 2007	Mar. 14, 2007
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of directors appointed to fill vacancies								3
Number shares sold, controlling shareholder						50,000		139,900
Consideration for shares sold, controlling shareholder								$ 104,940
Percent issued and outstanding shares, controlling shareholder						28.00%		78.00%
Shares gifted							89,900
Number of individuals to whom shares gifted							44
Total remaining shares, controlling shareholder							50,000
Percent shares Energeiaki acquired					85.00%
Shares issued for acquisition					40,000
Number solar parks in operation					1
Number of Kilowatts produced					100
Number parks under construction					2
Number kilowatts per park					100
Number pending applications, solar parks					6
Total megawatts under application					1.1
Percent non controlling shareholders Energeiaki				15.00%
Shares canceled				40,000
Land available for photovoltaic park			150,000
Ratio reverse stock split to each share held		100
Number months to obtain solar license	6
Term of maturity or less to equal cash equivalents	3
Leasehold Improvements, useful life in years	20
Equipment, useful life in years, minimum	3
Equipment, useful life in years, maximum	5
Furniture and Fixtures, useful life in years, minimum	3
Furniture and Fixtures, useful life in years, maximum	5

Note 2 - Discontinued Operations (Details Narrative)	Jul. 23, 2009
Discontinued Operations and Disposal Groups [Abstract]
Percent shares Energeiaki acquired	85.00%
Term in business, years, Energeiaki	3

Note 3 - Future operations (Details Narrative) (EUR €)	Oct. 01, 2010 Y sqm M
Notes to Financial Statements
Land available for photovoltaic park	150,000
Number of months from MOU to complete feasibility study	12
Payment on execution MOU, Euros	€ 100
Total remaining payments, Euros	€ 100,000
Number of years, payments	10
Number of months after signing MOU payments commence	12
Royalty on net revenues	5.00%
Amended term for commence payments and complete study, months	24

Note 4 - Going Concern (Details Narrative) (USD $)	Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Losses	$ 4,687,000
Negative Stockholders Equity	$ 1,540,000

Note 6 - Prepaid Expense - Schedule of Prepaid Expense (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Lease deposit		$ 1,325	$ 1,325
Others			5,196
Total		$ 1,325	$ 6,521

Note 7 - Commitments (Details Narrative)	12 Months Ended
	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2009 USD ($)	Jul. 31, 2009 EUR (€)	Apr. 15, 2009 USD ($) Y	Apr. 15, 2009 EUR (€)	Sep. 15, 2008 USD ($) Y	Sep. 15, 2008 EUR (€)
Commitments and Contingencies Disclosure [Abstract]
Term of lease, in years						4	4	2	2
Monthly rental payment						$ 1,439		$ 3,365
Monthly rent - EUR							1,000		2,540
Rental expense	10,550	17,199	18,188	27,983
Rental Expense EUR					20,320
Increased monthly rent - EUR year 2 lease						$ 1,150
Rate of escalation, lease rate for final two years						5.00%	5.00%
Number of years with rate escalation						2	2

Note 8 - Notes Payable - Schedule of notes payable (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Debt Disclosure [Abstract]
Christos Grigoriou			$ 64,167
Sariona Investments Ltd.		91,902
Various third parties	911,186	748,922	748,922
Total	$ 911,186	$ 840,824	$ 813,089

Note 8 - Notes Payable - Schedule of assigned debt (Details) (USD $)	Jul. 31, 2010
Debt Disclosure [Abstract]
Rick Walchuk	$ 619,863
Michael Soursos	93,059
Bruca Trading Ltd.	36,000
Total	$ 748,922

Note 8 - Notes Payable (Details Narrative)	Jul. 31, 2012 USD ($)	Apr. 27, 2012 USD ($)	Apr. 25, 2012 USD ($)	Jul. 31, 2011 USD ($)	Mar. 23, 2011 USD ($)	Mar. 23, 2011 EUR (€)	Jul. 31, 2010 USD ($)	Jun. 23, 2008 USD ($)	Jun. 23, 2008 EUR (€)
Debt Disclosure [Abstract]
Loan payable								$ 64,167
Loan Payable EUR									50,000
Interest rate		5.00%	5.00%	5.00%			5.00%	10.00%	10.00%
Assigned Loan Value		70,863	82,427		71,955
Assigned Loan Value EUR		54,871	63,861		50,000
Accumulated interest		8,974		37,446	19,947
Accumulated interest EUR						13,861
Interest expense	$ 45,470			$ 40,508			$ 15,184

Note 9 - Taxes on Income - Schedule of Canadian refundable income tax (Details) (USD $)	12 Months Ended			96 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012
Schedule of Investments [Abstract]
Current operations	$ 48,215	$ 75,093	$ 181,362
Timing differences, Stock based compensation			(142,215)
Less, Change in valuation allowance	(48,215)	(75,093)	(39,147)
Net refundable amount

Note 9 - Taxes on Income - Schedule of Greek refundable income tax (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Schedule of Investments [Abstract]
Current operations	$ 4,300	$ 12,800	$ 39,300
Nondeductible expenses
Less, Change in valuation allowance	(4,300)	(12,800)	(39,300)
Net refundable amount

Note 9 - Taxes on Income - Schedule of Deferred Tax amounts (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
CANADA
Net operating loss carryover	$ 248,860	$ 200,645	$ 125,552
Less, Valuation allowance	(248,860)	(200,645)	(125,552)
Net deferred tax asset
Expected rate	34.00%	34.00%	34.00%
GREECE
Net operating loss carryover	223,554	218,800	206,000
Less, Valuation allowance	(223,554)	(218,800)	(206,000)
Net deferred tax asset
Expected rate	20.00%	25.00%	25.00%

Note 9 - Taxes on Income - Schedule of Operating Losses (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
CANADA
Operating Loss	$ 139,991	$ 220,862	$ 115,137
GREECE
Operating Loss	$ 21,494	$ 51,343	$ 158,531

Note 9 - Taxes on Income (Details Narrative) (USD $)	12 Months Ended
Jul. 31, 2012
Schedule of Investments [Abstract]
Net operating loss carry-forward, Canada	$ 731,940
Year NOL's begin to expire, Canada	Jan 1, 2024
Net Operating Loss carry-forwards, Greece	$ 898,515
Number of years Losses may be carried forward, Greece	5

Note 10 - Issuance of shares and warrants - Schedule of Stockholder's Equity (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2010	Feb. 01, 2010	Aug. 25, 2009	Jul. 23, 2009	Jul. 31, 2007	Jul. 28, 2004	Jul. 26, 2004	Jul. 23, 2004	Jul. 21, 2004	Jul. 20, 2004
Equity [Abstract]
Shares issued for cash			500	3,325	40,000		2,000	6,250	13,000	18,750
Shares issued for cash and software license											139,900
Shares issued for cash and software license (2)											100
Shares canceled		(40,000)
Price Per Share			$ 24	$ 20	$ 9.221		$ 2	$ 2	$ 2	$ 2	$ 0.0000715
Amount		$ (368,840)	$ 12,000	$ 66,500	$ 368,840		$ 4,000	$ 12,500	$ 26,000	$ 37,500
Deferred registration costs charged against proceeds	$ 183,825					$ (11,213)
Total Shares	14,297

Note 10 - Issuance of shares and warrants (Details Narrative) (USD $)	Jul. 31, 2012	Jun. 27, 2012	Jul. 31, 2011	Jul. 31, 2010	May 26, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2004 Y
Equity [Abstract]
Shares earned under award plan					372,500
Value earned shares			$ 606,500
Stock based compensation expense				280,866		300,696	24,938
Shares sold for cash								40,000
Warrants issued								40,000
Term of warrant, years								1
Shares underlying each two warrants								1
Number warrants tendered for each share								2
Price per share, warrant								$ 10
Market redeemable value, Warrant per share								$ 0.01
Shares canceled				40,000
Ratio reverse stock split to each share held		100
Issued and outstanding shares	183,825

Note 11 - Stock options and stock awards - Schedule of Stock Option Activity (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Option Activity
Outstanding, beginning of year	20,150	20,150
Granted
Exercised
Expired or cancelled
Outstanding, end of year		20,150
Weighted Average Exericse Price
Outstanding	$ 40	$ 40	$ 40

Note 11 - Stock options and stock awards - Schedule of outstanding options (Details) (USD $)	Jul. 31, 2012
2007 Option Plan
Exercise Price	$ 40
Number Outstanding	15,650
Weighed average remaining contractual life	0.81
Number Exercisable	15,650
2009 Option Plan
Exercise Price	$ 40
Number Outstanding	4,500
Weighed average remaining contractual life	$ 1.81
Number Exercisable	4,500
Number Outstanding	20,150
Weighed average remaining contractual life	1.04
Number Exercisable	20,150

Note 11 - Stock options and stock awards - Range exercise prices, stock options (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 13, 2014
Range of Exercise Prices
High	$ 40	$ 40
Low	$ 40	$ 40
Weighted average exercise price, options		$ 40	$ 40
Outstanding options		15,650	4,500

Note 11 - Stock options and stock awards - Schedule of Valuation assumptions (Details)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2009		Jul. 31, 2008
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected life (years) Minimum (a)			2 years 6 months	[1]	1 year 6 months	[1]
Expected life (years) Maximum (a)			3 years	[1]	3 years 6 months	[1]
Risk free interest rate, minimum (b)			2.30%	[2]	2.43%	[2]
Risk free interest rate, maximum (b)			2.30%	[2]	2.69%	[2]
Volatility (c)	[3]	[3]	199.91%	[3]	120.20%	[3]
Dividend yield (d)	[4]	[4]	0.00%	[4]	0.00%	[4]

[1]	(1)Expected life, The expected term of options granted is determined using the shortcut method allowed by SAB No.107. Under this approach, the expected term is presumed to be the midpoint between the vesting date and the end of the contractual term.
[2]	(2)Riskfree interest rate, The rate is based on the U.S. Treasury zero coupon yield curve on the grant date for a maturity similar to the expected life of the options.
[3]	(3)Volatility, The expected volatility of the Companys common stock is calculated by using the historical daily volatility of the Companys stock price calculated over a period of time representative of the expected life of the options.
[4]	(4)Dividend yield The dividend yield rate is not considered in the model, as the Company has not established a dividend policy for the stock.

Note 11 - Stock options and stock awards (Details Narrative) (USD $)	May 26, 2010	Jul. 31, 2009	May 26, 2009	May 26, 2008	Jul. 31, 2007
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option plan, number of shares		27,000			27,000
Exercise Price					$ 225
Term					5 years
Vesting term, in years					2
Pecent vesting each year					50.00%
Value, reprice 2007 option plan			$ 40
Stock Options Granted				5,000
Options vesting each year	2,500		2,500

Note 12 - Related party transactions (Details Narrative) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2008
Related Party Transactions [Abstract]
Advance from Director	$ 23,050
Due to Director	58,179	35,129
Interest rate			5.00%
Accrued interest	3,378	822
Accrued management fees	96,000	96,000
Number of directors	2
Due and payable, Walchuk	325,000
Due and payable, Soursos	72,000
Service fees accrued	10,882	34,798
Payable, company controlled by former director	$ 77,415